Annual Total Returns - Fidelity Simplicity RMD 2025 Fund [BarChart] - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-13 - Fidelity Simplicity RMD 2025 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Simplicity RMD 2025 Fund
Bar Chart Table:
Annual Return 2020	13.70%